UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022
Reserve for accounts receivable	$ 92	$ 125
Common stock par value	$ 0.0001
Common stock, shares, issued		133,258,027
Common stock shares outstanding		133,258,027
Class A Common Stock
Common stock par value	$ 0.0001
Common stock, shares, authorized	375,000,000	375,000,000
Common stock, shares, issued	163,760,305
Common stock shares outstanding	163,760,305